SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Daily Assets Fund

The following information replaces the existing disclosure in “APPENDIX I-I –INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS” of the Fund’s Statement of Additional Information:

Daily Assets Fund

Asset-Backed Securities
Asset Segregation
Borrowing
Cash Management Vehicles
Commercial Paper
Commodity Pool Operator Exclusion
Credit Enhancement
Fixed Income Securities
Funding Agreements
Foreign Investment
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Interfund Borrowing and Lending Program
Investment Companies and Other Pooled Investment Vehicles
Money Market Reform
Mortgage-Backed Securities
Municipal Securities
Obligations of Banks and Other Financial Institutions
Participation Interests
Repurchase Agreements
Reverse Repurchase Agreements
Stable Net Asset Value
US Government Securities
Variable and Floating Rate Instruments
When-Issued and Delayed-Delivery Securities
Yields and Ratings

Please Retain This Supplement for Future Reference

July 26, 2016
SAISTKR-274